Share-Based Compensation - PSUs that Remain Outstanding (Details)	Jun. 30, 2023 $ / shares	Mar. 31, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)		7,524,940
Vested (in shares)		1,084,188
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 3.77		$ 10.26	$ 10.06
Outstanding (in shares)		2,308,221	694,371	387,369
Vested (in shares)		560
Exercise Price Range One | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)		2,304,942
Vested (in shares)		560
Exercise Price Range One | PSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares		$ 1.87
Exercise Price Range One | PSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares		$ 10.09
Exercise Price Range Two | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)		3,279
Vested (in shares)		0
Exercise Price Range Two | PSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares		$ 13.35
Exercise Price Range Two | PSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares		$ 23.96